Variable Interest Entities (Summary of Sale and Leaseback Arrangements) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
West Taurus
Variable Interest Entity [Line Items]
Effective from	Nov 2008
Sale value (In $ millions)	$ 850
First repurchase option (In $ millions)	418
Month of first repurchase option	February 2015
Last repurchase option	149	[1]
Month of last repurchase Option	November 2023	[1]
Repurchase obligation	149
West Hercules
Variable Interest Entity [Line Items]
Effective from	Oct 2008
Sale value (In $ millions)	850
First repurchase option (In $ millions)	580
Month of first repurchase option	August 2011
Last repurchase option	135	[1]
Month of last repurchase Option	August 2023	[1]
Repurchase obligation	135
West Linus
Variable Interest Entity [Line Items]
Effective from	Jul 2013
Sale value (In $ millions)	600
First repurchase option (In $ millions)	370
Month of first repurchase option	June 2018
Last repurchase option	170	[1]
Month of last repurchase Option	June 2028	[1]
Repurchase obligation	$ 100

[1]	For West Taurus and West Hercules repurchase obligations at the end of the lease terms have been agreed, at $149 million and $135 million, respectively. For West Linus the put option is $100 million.